Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings By Type [Abstract]
Summary of types of Borrowings both Current and Non-current
	2020			2019
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	307	—	307	779	—	779
Term debt	—	4,147	4,147	716	1,792	2,508
Lease liabilities	92	183	275	93	249	342
Term debt in fair value hedging relationships	448	1,721	2,169	472	2,080	2,552
Term debt previously in fair value hedging relationships	—	225	225	—	233	233
Total	847	6,276	7,123	2,060	4,354	6,414

Summary of Repayment Years for Borrowings

Analysis by year of repayment

	2020				2019
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
Within 1 year	307	448	92	847	779	1,188	93	2,060
Within 1 to 2 years	—	32	47	79	—	425	87	512
Within 2 to 3 years	—	651	44	695	—	33	57	90
Within 3 to 4 years	—	1,082	37	1,119	—	658	47	705
Within 4 to 5 years	—	673	28	701	—	433	29	462
After 5 years	—	3,655	27	3,682	—	2,556	29	2,585
After 1 year	—	6,093	183	6,276	—	4,105	249	4,354
Total	307	6,541	275	7,123	779	5,293	342	6,414

Analysis of Borrowings by Currency

Analysis by currency

	2020				2019
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
US dollars	228	2,751	120	3,099	309	2,915	168	3,392
£ sterling	9	—	60	69	—	—	71	71
Euro	20	3,790	61	3,871	423	2,378	70	2,871
Other currencies	50	—	34	84	47	—	33	80
Total	307	6,541	275	7,123	779	5,293	342	6,414